Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable - Tax Contingent Liability [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Income and Other Taxes Payable (Details) - Schedule of Income and Other Taxes Payable [Line Items]
Taxes payable in installments	$ 59,651	$ 67,980
PIS/COFINS tax payable	19,605	32,835
ICMS/VAT/GST tax payable	32,665	35,335
Withholding income taxes	5,684	10,527
Others	93,898	91,693
Subtotal	211,503	238,370
Income taxes payable	113,374	83,247
Total	324,877	321,617
Breakdown:
Current liabilities	238,034	227,249
Non-current liabilities	86,843	94,368
Total	$ 324,877	$ 321,617